ADDITIONAL INFORMATION-FINANCIAL STATEMENT (Schedule of Parent Company Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating expenses
Selling and marketing	$ (12,056)	$ (9,611)	$ (12,916)
General and administrative	(45,227)	(27,102)	(20,620)
Total operating expenses	(57,283)	(36,713)	(33,536)
Other income, net
Parent Company [Member]
Operating expenses
Selling and marketing	(8)		(144)
General and administrative	(2,356)	(2,070)	(1,676)
Total operating expenses	(2,364)	(2,070)	(1,820)
Other income, net	548
Investment (loss) income in subsidiaries	(63,809)	151,717	(23,875)
Net (loss) income attributable to holders of ordinary shares	$ (65,625)	$ 149,647	$ (25,695)